Share-Based Compensation	12 Months Ended
Dec. 31, 2013
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

16. SHARE-based Compensation

Huntington sponsors nonqualified and incentive share based compensation plans. These plans provide for the granting of stock options and other share-based awards to officers, directors, and other employees. Compensation costs are included in personnel costs on the Consolidated Statements of Income. Stock options are granted at the closing market price on the date of the grant. Options granted typically vest ratably over three years or when other conditions are met. Stock options, which represented a portion of our grant values, have no intrinsic value until the stock price increases. Options granted prior to May 2004 have a term of ten years. All options granted after May 2004 have a term of seven years.

In 2012, shareholders approved the Huntington Bancshares Incorporated 2012 Long-Term Incentive Plan (the Plan) which authorized 51 million shares for future grants. The Plan is the only active plan under which Huntington is currently granting share based options and awards. At December 31, 2013, 24.4 million shares from the Plan were available for future grants. Huntington issues shares to fulfill stock option exercises and restricted stock unit and award vesting from available authorized common shares. At December 31, 2013, the Company believes there are adequate authorized common shares to satisfy anticipated stock option exercises and restricted stock unit and award vesting in 2014.

Huntington uses the Black-Scholes option pricing model to value options in determining our share-based compensation expense. Forfeitures are estimated at the date of grant based on historical rates, and updated as necessary, and reduce the compensation expense recognized. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the date of grant. The expected dividend yield is based on the dividend rate and stock price at the date of the grant. Expected volatility is based on the estimated volatility of Huntington's stock over the expected term of the option.

The following table illustrates the weighted average assumptions used in the option-pricing model for options granted in the three years ended December 31, 2013, 2012, and 2011:

	2013	2012	2011
Assumptions
Risk-free interest rate	0.79%	1.10%	1.95%
Expected dividend yield	2.83	2.38	2.63
Expected volatility of Huntington's common stock	35.0	34.9	30.0
Expected option term (years)	5.5	6.0	6.0

Weighted-average grant date fair value per share	$1.71	$1.78	$1.40

The following table illustrates total share-based compensation expense and related tax benefit for the three years ended December 31, 2013, 2012, and 2011:

(dollar amounts in thousands)	2013	2012	2011
Share-based compensation expense	$37,007	$27,873	$19,666
Tax benefit	12,472	9,298	6,708

Huntington's stock option activity and related information for the year ended December 31, 2013, was as follows:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
(amounts in thousands, except years and per share amounts)	Options	Price	Life (Years)	Value

Outstanding at January 1, 2013	26,768	$8.87
Granted	3,299	7.07
Exercised	(2,498)	5.77
Forfeited/expired	(4,269)	16.17

Outstanding at December 31, 2013	23,300	$7.61	4.2	$71,702

Expected to vest at December 31, 2013 (1)	8,893	$6.55	5.3	$27,606

Exercisable at December 31, 2013	13,536	$8.37	3.4	$41,570
(1) The number of options expected to vest includes an estimate of 871 shares expected to be forfeited.

The aggregate intrinsic value represents the amount by which the fair value of underlying stock exceeds the “in-the-money” option exercise price. For the years ended December 31, 2013, 2012, and 2011, cash received for the exercises of stock options was $14.4 million, $2.3 million and $0.5 million, respectively. The tax benefit realized for the tax deductions from option exercises totaled $1.8 million, $0.3 million and $0.1 million in 2013, 2012, and 2011, respectively.

The weighted-average grant date fair value of nonvested shares granted for the years ended December 31, 2013, 2012 and 2011, were $7.12, $6.69, and $6.24, respectively. The total fair value of awards vested during the years ended December 31, 2013, 2012, and 2011, was $13.7 million, $9.1 million, and $11.2 million, respectively. As of December 31, 2013, the total unrecognized compensation cost related to nonvested awards was $54.8 million with a weighted-average expense recognition period of 2.4 years.

The following table presents additional information regarding options outstanding as of December 31, 2013:

(amounts in thousands, except years and per share amounts)	Options Outstanding			Exercisable Options
		Weighted-
		Average	Weighted-		Weighted-
		Remaining	Average		Average
Range of		Contractual	Exercise		Exercise
Exercise Prices	Shares	Life (Years)	Price	Shares	Price
$0 to $5.63	2,221	2.6	$4.60	1,896	$4.53
$5.64 to $6.02	8,623	4.4	6.02	5,681	6.02
$6.03 to $15.95	10,265	5.1	6.82	3,768	6.71
$15.96 to $24.56	2,191	0.8	20.64	2,191	20.64
Total	23,300	4.2	$7.61	13,536	$8.37

Huntington also grants restricted stock, restricted stock units, performance share awards and other stock-based awards. Restricted stock units and awards are issued at no cost to the recipient, and can be settled only in shares at the end of the vesting period. Restricted stock awards provide the holder with full voting rights and cash dividends during the vesting period. Restricted stock units do not provide the holder with voting rights or cash dividends during the vesting period, but do accrue a dividend equivalent that is paid upon vesting, and are subject to certain service restrictions. Performance share awards are payable contingent upon Huntington achieving certain predefined performance objectives over the three-year measurement period. The fair value of these awards is the closing market price of Huntington's common stock on the grant date.

The following table summarizes the status of Huntington's restricted stock units and performance share awards as of December 31, 2013, and activity for the year ended December 31, 2013:

		Weighted-		Weighted-
		Average		Average
	Restricted	Grant Date	Performance	Grant Date
	Stock	Fair Value	Share	Fair Value
(amounts in thousands, except per share amounts)	Units	Per Share	Awards	Per Share
Nonvested at January 1, 2013	8,484	$6.40	694	$6.77
Granted	6,878	7.13	1,125	7.06
Vested	(2,472)	6.35	---	---
Forfeited	(826)	6.72	(173)	6.91
Nonvested at December 31, 2013	12,064	$6.80	1,646	$6.95